First Allmerica Financial Life Insurance Company	commonwealthannuity.com
132 Turnpike Road, Suite 210	* 800.688.9915
Southborough, MA 01772
508-460-2400 — phone
508-460-2401 — fax

ANNUAL REPORT — 12/31/2012

FOR CONTRACT HOLDERS OF:	PIONEER VISION 1/2, PIONEER C-VISION,
PIONEER XTRAVISION, PIONEER NO-LOAD

March 19, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Subj:	Separate Account VA-P
1940 Act Registration Number: 811-8872
1933 Act Registration Numbers: 33-86664, 333-64833, 333-54040, 333-90537
CIK: 0000933131
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-P, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Pioneer Variable Contracts Trust (Class I)	930709	February 27, 2013
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	February 28, 2013
AllianceBernstein Variable Products Series Fund, Inc. (Class B)	825316	February 22, 2013
Delaware VIP Trust (Service Class)	814230	March 4, 2013
Franklin Templeton Variable Insurance Products Trust (Class 2)	837274	March 6, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel
and Corporate Secretary

First Allmerica Financial Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772